Related parties disclosure (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 02, 2017 GBP (£)	Jan. 25, 2017 GBP (£)	Jan. 24, 2017 GBP (£)
Related Parties Disclosure [Line Items]
Payables	$ 1,946,000		$ 2,500,000
Net income	887,000		82,000
OISTE [Member]
Related Parties Disclosure [Line Items]
Payables			183,000	$ 286,000
Net income	71,499	SFr 56,205	82,000
Related parties of Carlos Moreira [Member]
Related Parties Disclosure [Line Items]
Payables	139,000
Net income
Employee compensation	$ 139,051,000	SFr 112,582
WISeCoin AG [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	10.00%
Ownership percentage	90.00%		90.00%
WISeKey SAARC [Member]
Related Parties Disclosure [Line Items]
Ownership percentage							49.00%
Non-interest bearing loan from shareholder | £					£ 12,500	£ 25,000	£ 24,507
Ownership percentage	51.00%		51.00%
WiseTrust SA [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	100.00%		100.00%
WISeKey SA [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	95.75%		95.75%
SEALSQ Crop [Member]
Related Parties Disclosure [Line Items]
Percentage of voting rights held	50.00%	50.00%
Quobly [Member]
Related Parties Disclosure [Line Items]
Contractual prepayment	$ 1,000,000
John O'Hara [Member]
Related Parties Disclosure [Line Items]
Payables	4,680,000
Peter Ward [Member]
Related Parties Disclosure [Line Items]
Payables	1,429,541
Accounts payable current portion	259,023
Accounts payable non current	$ 1,170,519,000
WISeKey International Holding Ltd [Member] | WISeKey SAARC [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	88.00%
Related Party [Member] | WiseTrust SA [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	50.00%
Related Party [Member] | WISeKey SA [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	50.00%